Shareholders' Equity (Details) - Schedule of options outstanding - USD ($)			24 Months Ended
	Mar. 31, 2022	Mar. 31, 2020	Mar. 31, 2022
Schedule of Options Outstanding [Abstract]
Number Outstanding, Options Outstanding, beginning balance
Weighted Average Exercise Price, Options Outstanding, beginning balance
Contractual Life in Days, Options Outstanding, beginning balance
Intrinsic Value, Options Outstanding, beginning balance
Number Outstanding, Options Exercisable, beginning balance
Weighted Average Exercise Price, Options Exercisable, beginning balance
Contractual Life in Days, Options Exercisable, beginning balance
Intrinsic Value, Options Exercisable, beginning balance
Number Outstanding, Options granted			300,000
Weighted Average Exercise Price, Options granted			$ 5.12
Contractual Life in Days, Options granted			45 years
Intrinsic Value, Options granted
Number Outstanding, Options forfeited
Weighted Average Exercise Price, Options forfeited
Contractual Life in Days, Options forfeited
Intrinsic Value, Options forfeited
Number Outstanding, Options expired			(300,000)
Weighted Average Exercise Price, Options expired			$ 5.12
Contractual Life in Days, Options expired			45 years
Intrinsic Value, Options expired
Number Outstanding, Options Outstanding, ending balance
Weighted Average Exercise Price, Options Outstanding, ending balance
Contractual Life in Days, Options Outstanding, ending balance
Intrinsic Value, Options Outstanding, ending balance
Number Outstanding, Options Exercisable, ending balance
Weighted Average Exercise Price, Options Exercisable, ending balance
Contractual Life in Days, Options Exercisable, ending balance
Intrinsic Value, Options Exercisable, ending balance